Investment in subsidiaries with material non-controlling interests - Summarised statement of comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Listing of companies in the Group
TCE income - Shipping	$ 667,507	$ 579,005	$ 715,180
Revenue from Product Services	2,566,394	2,600,944	1,722,820
Cost of cargo and delivery expenses	(2,460,924)	(2,390,929)	(1,547,059)
Vessel operating expense	(126,299)	(84,984)	(82,192)
Charter hire expenses	(667)	(1,041)	(30,712)
Gain on disposal of vessels	56,708	20,391	42,374
Finance expense	(44,138)	(8,726)	(19,765)
Income tax expense	(14,199)	(30,095)	(10,965)
Profit after tax	289,711	394,868	492,999
Other comprehensive income/(loss) (currency translation effects)	2,204	(1,022)	2,334
Total comprehensive income	269,937	428,193	443,014
Total comprehensive income/ (loss) allocated to non- controlling interests	47,842	40,396	24,196
BW LPG India
Listing of companies in the Group
TCE income - Shipping	129,011	126,660	118,999
Vessel operating expense	(22,502)	(22,223)	(21,503)
Charter hire expenses	(1,559)
Depreciation and amortisation	(33,307)	(34,853)	(33,950)
Gain on disposal of vessels	57,250
Finance expense	(6,057)	(8,980)	(9,510)
Other expenses - net	(6,675)	(4,713)	(2,302)
Income tax expense	(11,709)	(4,631)	(3,743)
Profit after tax	104,452	51,260	47,991
Other comprehensive income/(loss) (currency translation effects)			416
Total comprehensive income	104,452	51,260	48,407
Total comprehensive income/ (loss) allocated to non- controlling interests	49,719	24,400	23,716
BW Product Services
Listing of companies in the Group
Revenue from Product Services	2,590,600	2,650,445	1,835,031
Cost of cargo and delivery expenses	(2,526,597)	(2,469,621)	(1,741,585)
Depreciation and amortisation	(48,170)	(36,095)	(67,609)
Finance expense	811	(934)	(4,426)
Other expenses - net	(27,274)	(23,418)	(12,815)
Income tax expense	(3,197)	(21,727)	(7,218)
Profit after tax	(13,827)	98,650	1,378
Other comprehensive income/(loss) (currency translation effects)	2,204	(1,022)	1,918
Total comprehensive income	(11,623)	97,628	3,296
Total comprehensive income/ (loss) allocated to non- controlling interests	$ (1,877)	$ 15,996	$ 480